Other payables (Tables)	12 Months Ended
Dec. 31, 2025
Other payables
Schedule of other payables

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Accrued expenses	1,352,992	2,050,459	293,086